PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Total expenses recognized in the income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 15,524	R$ 23,545	R$ 29,612
Net interest on net actuarial assets/liabilities	49,162	63,374	71,766
Total	64,686	86,919	101,378
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	1,857	2,184	3,036
Net interest on net actuarial assets/liabilities	(2,466)	(7,062)	(10,385)
Total	(609)	(4,878)	(7,349)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	13,667	21,361	26,576
Net interest on net actuarial assets/liabilities	51,628	70,436	82,151
Total	R$ 65,295	R$ 91,797	R$ 108,727